Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2023	27,357,798	2.30	10	23,179
Granted	20,879,816	0.63
Exercised (1)	12,276,176	0.06
Cancelled	5,043,983	0.76
Balance as of December 31, 2023	30,917,455	2.25	7	3,074
Exercisable as of December 31, 2023	7,978,490	7.00	9	377
(1) Inclusive of 6,407,312 options withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under options that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The following table summarizes information about share options vested and expected to vest as of December 31, 2023:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	22,757,455	2.83	7	2,294
Currently Exercisable	7,978,490	7.00	9	377

Schedule of RSU activity
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2023	2,972,024	1.94	6
Granted	1,446,392	1.57
Vested (1)	1,092,205	1.85
Cancelled	1,123,436	1.69
Balance as of December 31, 2023	2,202,775	1.79	6
(1) Inclusive of 310,268 RSUs withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under RSUs that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.

Schedule of stock options valuation assumptions
The fair value of share awards granted during the years ended December 31, 2023, 2022 and 2021, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2023	2022	2021
Risk-free interest rate	3.31%	1.04%	(0.46)%
Expected volatility	68%	69%	71%
Expected life (in years)	4.96	4.31	4.41
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€1	€1	€4